Investment Objectives and Goals - Worth Charting Options Income ETF	Apr. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Worth Charting Options Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.